NET LOSS PER COMMON SHARE (Details 1)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents	98,929,543	93,199,621	92,699,621	51,553,779
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents	32,600,000	33,400,000	32,900,000	35,298,000
Stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents	38,054,543	26,244,621	26,244,621	16,255,779
Convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents	28,275,000	33,555,000	33,555,000	0